Tax (Tables)	12 Months Ended
Dec. 31, 2021
Tax [Abstract]
Specification of Income Tax
Specification of income tax:

(Dollars in thousands)	2021	2020	2019
Income tax payable	$378	$587	$111
Tax expenses related to previous year	(27)	309	32
Change in deferred tax	9	5	(12)
Total income tax expense	$360	$900	$131

Specification of Temporary Differences and Deferred Tax
Specification of temporary differences and deferred tax:

(Dollars in thousands)	December 31, 2021	December 31, 2020	December 31, 2019
Property, plant and equipment	$(11)	$2	$(13)
Pensions	(662)	(612)	(420)
Total basis for deferred tax	(674)	(610)	(432)
Deferred tax liability(asset), net (1)(2)	$(152)	$(140)	$(102)
Deferred tax (asset), gross (3)	(166)	(161)	(126)
Deferred tax liability, gross (3)	14	21	24

(1)	Due to materiality, recognized in prepaid expenses and not on a separate line in the statements of financial position.
(2)	The general income tax rate was reduced from 23% to 22%, effective from fiscal year 2019.
(3)	Deferred tax liability is related to the subsidiary in Singapore and cannot be offset with the deferred tax asset related to the subsidiary in Norway.

Reconciliation of Income Tax Expense
Reconciliation of income tax expense:

(Dollars in thousands)	2021	2020	2019
Profit/(loss) before income tax	$(11,147)	$267,181	$73,812
Expected income tax assessed at the tax rate for the Parent company (0%)	-	-	-
Adjusted for tax effect of the following items:
Income in subsidiary, subject to income tax	360	900	131
Total income tax expense	$360	$900	$131